Related Party Transactions - Amounts due from related parties - Additional Information (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Oct. 31, 2019 CNY (¥)
Related Party Transactions [Abstract]
Loan to Related Parties	¥ 210,000,000			¥ 200,000,000
Amounts due from related parties, allowance for doubtful accounts	75,443,757		¥ 69,880,157
Allowance for credit losses	¥ 0	$ 0	¥ 28,208,290